Schedule 1 - Condensed Financial Statements of the Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Net income			¥ 449,228	¥ 157,047		¥ 210,086
Equity in earnings of subsidiaries		$ (77,632)	(505,095)	(124,051)		(172,242)
Stock or Unit Option Plan Expense				4,937	[1]	17,653	[1]
Other receivables		31,840	207,162	6,395	[1]	(7,222)	[1]
Net cash used in operating activities		23,381	152,127	87,846		281,304	[1]
Net cash generated from investing activities		(3,646)	(23,723)	(732,606)	[1]	(1,121,444)	[1]
Proceeds on exercise of stock options		9,982	64,946	1,144	[1]	1,518	[1]
Proceeds of employee subscriptions		3,410	22,187		[1]		[1]
Dividends paid		(21,090)	(137,216)		[1]		[1]
Repurchase ordinary shares					[1]	(6,276)	[1]
Net cash generated from (used in) financing activities		7,310	47,558	(216,575)	[1]	(143,708)	[1]
Cash and, cash equivalents and restricted cash at beginning of year	[1]		236,952	1,110,865
Cash and, cash equivalents and restricted cash at end of year		55,907	363,746	236,952	[1]	1,110,865	[1]
Parent Company [Member]
Net income		69,045	449,228	157,047		210,086
Equity in earnings of subsidiaries		(69,384)	(451,434)	(158,714)		(214,012)
Stock or Unit Option Plan Expense				4,937		17,653
Other receivables		(997)	(6,489)	(9,290)		(67,925)
Other payables		(875)	(5,693)	3,506		1,879
Net cash used in operating activities		(2,211)	(14,388)	(2,514)		(52,319)
Decrease in investment in subsidiaries		15,123	98,399	127,475		55,363
Advances to subsidiaries and affiliates		(5,934)	(38,609)	(122,885)		(8,797)
Decrease in advances to subsidiaries and affiliates		26,745	174,012
Net cash generated from investing activities		35,934	233,802	4,590		46,566
Proceeds on exercise of stock options		9,982	64,946	1,144		1,518
Proceeds of employee subscriptions		3,410	22,187
Dividends paid		(21,090)	(137,216)
Repurchase ordinary shares						(6,276)
Net cash generated from (used in) financing activities		(7,698)	(50,083)	1,144		(4,758)
Net (decrease) increase in cash and, cash equivalents and restricted cash		26,025	169,331	3,220		(10,511)
Cash and, cash equivalents and restricted cash at beginning of year		1,652	10,746	5,349		9,707
Effect of exchange rate changes on cash and cash equivalents		(1,639)	(10,664)	2,177		6,153
Cash and, cash equivalents and restricted cash at end of year		$ 26,038	¥ 169,413	¥ 10,746		¥ 5,349

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.